TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Income before taxes on income	$ 93,301	$ 93,997	$ 74,689
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Income taxes at statutory rate	$ 24,725	$ 24,909	$ 18,672
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(13,232)	(12,482)	(11,267)
Non-deductible expenses, net	$ 1,073	$ 856	1,274
Adjustment for change in tax law			$ 575
Decrease in taxes resulting from tax settlement with tax authorities	$ (513)	$ (286)
Tax adjustment in respect of foreign subsidiaries' different tax rates	693	634	$ 741
Uncertain tax position	1,034	146	219
Changes in valuation allowance	(21)	(66)	97
Others	84	27	25
Income tax expense	$ 13,843	$ 13,738	$ 10,336
Effective tax rate	15.00%	15.00%	14.00%
Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$ (0.38)	$ (0.36)	$ (0.32)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$ (0.37)	$ (0.35)	$ (0.32)